Income Taxes - Reconciliation of Effective Tax Rate (Details) - CAD ($)	12 Months Ended		24 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Disclosure of geographical areas [line items]
Average effective tax rate	24.90%	26.80%
Reconciliation of Effective Tax Rate
Earnings before income taxes	$ (13,004,000,000)	$ (2,169,000,000)
Expected income tax	(3,238,000,000)	(582,000,000)
Tax effect capital gains	1,000,000	0
Foreign jurisdictions	202,000,000	61,000,000
Non-taxable items	(16,000,000)	(25,000,000)
Adjustments with respect to previous year	77,000,000	(250,000,000)
Revaluation of foreign tax pools	(12,000,000)	(4,000,000)
Other – net	(2,000,000)	1,000,000
Provisions for (recovery of) income taxes	(2,988,000,000)	(799,000,000)
Tax effect capital gains	1,000,000	0
Deferred tax assets (note 13)	1,328,000,000	0	$ 1,328,000,000
Canada
Reconciliation of Effective Tax Rate
Earnings before income taxes	(8,799,000,000)	(3,170,000,000)
Deferred tax assets (note 13)	803		803
United States
Reconciliation of Effective Tax Rate
Earnings before income taxes	(4,969,000,000)	337,000,000
Deferred tax assets (note 13)	187		$ 187
Other foreign jurisdictions
Reconciliation of Effective Tax Rate
Earnings before income taxes	$ 764,000,000	$ 664,000,000
ALBERTA
Disclosure of geographical areas [line items]
Applicable tax rate		1000.00%	800.00%
Reconciliation of Effective Tax Rate
Applicable tax rate		1000.00%	800.00%
Tax rate effect from change in tax rate	200.00%